ADVANCE FROM BUYERS COLLECTED ON BEHALF OF SELLERS	12 Months Ended
Dec. 31, 2019
ADVANCE FROM BUYERS COLLECTED ON BEHALF OF SELLERS
ADVANCE FROM BUYERS COLLECTED ON BEHALF OF SELLERS

17. ADVANCE FROM BUYERS COLLECTED ON BEHALF OF SELLERS

	December 31,	December 31,
	2018	2019
	RMB	RMB
Advance from buyers collected on behalf of sellers	270,347	147,923

When facilitating used car transaction, the Group connects sellers and buyers and provides service in relation to the cash flow remittance, for example, the Group collects the cash from buyers and remits to sellers. The balance represents the advance payments collected from buyers, which are subsequently paid to sellers in a short period of time.